GRANTS RECEIVABLE AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS

11.GRANTS RECEIVABLE AND OTHER CURRENT ASSETS

	December 31, 2025	December 31, 2024
	$	$
Grants receivable	405	886
Deferred expenses	—	—
Other receivables	113	124
Grants receivable and other current assets	518	1,010

Grants

In August 2022, the Company completed the closing of a federally funded grant with Sustainable Development Technology Canada (“SDTC”) for a total of $5,750. This grant supported the Company in the construction and batch testing of the Coating Demonstration Plant in Saint-Michel-des-Saints. As at December 31, 2025, the balance of grants receivable related to this program is $254 (nil in 2024).

In January 2023, the Company completed the closing of a grant agreement with Transition énergétique Québec (“TEQ”) for a total of $3,000. This grant supported the Company in the construction and batch testing of the Coating Demonstration Plant in Saint-Michel-des-Saints. As at December 31, 2025, the balance of grants receivable related to this program is nil (nil in 2024), as the company has a deferred grant position of $185 ($33 in 2024) for this program.

In June 2024, the Company completed the closing of a grant agreement with the Consortium de recherche et d’innovation en transformation métallique au Québec (“CRITM”) for a total of $500. The purpose of this grant is to support the development of a versatile next-generation active anode material that meets the highest performance standards without sacrificing production yield.  As at December 31, 2025, the balance of grants receivable related to this program is $110 ($60 in 2024).

The remaining $41 grants receivable as at December 31, 2025 is composed of various other grant programs and the Company has reasonable assurance that it will continue to comply with the conditions associated with these grants.

Deferred Grants

As at December 31, 2025, the Company has $185 ($785 in 2024) recorded as deferred grants in current liabilities in connection with the TEQ program related to the Coating Demonstration Plant in Saint-Michel-des-Saints.